Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Gross [member] - Long-term insurance contracts [member] - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Contract liabilities	[1]	¥ 7,308	¥ 2,946
Morbidity Rates [member]
Disclosure of types of insurance contracts [line items]
Contract liabilities		4,737	3,877
Other than morbidity rates [member]
Disclosure of types of insurance contracts [line items]
Contract liabilities		¥ 2,571	¥ (931)

[1]	For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million. For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million.